FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  3/31/03

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	4/23/03

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         63 data records

Form 13F Information Table Value Total:         62,517 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      912    25880 SH       SOLE                     1400             24480
General Motors 5.25% Conv Pfd  PFD CV           370442733      832    36650 SH       SOLE                     1700             34950
Motorola Equity Units $3.50 Cv PFD CV           620076208      435    14700 SH       SOLE                     2300             12400
AFLAC, Inc.                    COM              001055102     1429    44600 SH       SOLE                     2600             42000
AOL Time Warner                COM              00184A105      252    23212 SH       SOLE                     5725             17487
Allstate                       COM              020002101      454    13685 SH       SOLE                      962             12723
American Express Co.           COM              025816109     2275    68460 SH       SOLE                     9450             59010
American Int'l Group           COM              026874107      559    11296 SH       SOLE                     1843              9453
American Power Conversion      COM              029066107      198    13900 SH       SOLE                     7400              6500
Amgen                          COM              031162100     2700    46923 SH       SOLE                     6750             40173
Amphenol Corp. A               COM              032095101      595    14600 SH       SOLE                     1350             13250
Archer-Daniels-Midland         COM              039483102      321    29750 SH       SOLE                     4700             25050
Ariba Inc.                     COM              04033V104       73    25800 SH       SOLE                     8550             17250
BB & T Corp.                   COM              054937107      682    21700 SH       SOLE                     2200             19500
Boeing Co.                     COM              097023105      673    26850 SH       SOLE                     3300             23550
Bristol-Myers Squibb Co.       COM              110122108     1133    53620 SH       SOLE                     5350             48270
Check Point Software Technolog COM              M22465104      419    28950 SH       SOLE                     4500             24450
Cirrus Logic                   COM              172755100       54    27000 SH       SOLE                    10000             17000
Citigroup, Inc.                COM              172967101     2245    65154 SH       SOLE                     6919             58235
Comerica, Inc.                 COM              200340107     1436    37900 SH       SOLE                     4825             33075
Compuware Corp.                COM              205638109      194    57100 SH       SOLE                    10700             46400
Corning Inc.                   COM              219350105      102    17530 SH       SOLE                      600             16930
Deutsche Telekom AG            COM              251566105      137    12450 SH       SOLE                     2300             10150
Duke Energy Corp.              COM              264399106      384    26391 SH       SOLE                     6125             20266
Elan Corp  plc ADR             COM              284131208      194    69600 SH       SOLE                    11300             58300
Electronic Data Systems Corp.  COM              285661104     1715    97450 SH       SOLE                    10800             86650
FPL Group, Inc.                COM              302571104     3929    66680 SH       SOLE                     8700             57980
Ford Motor Co.                 COM              345370860       77    10200 SH       SOLE                     1000              9200
General Dynamics               COM              369550108     1026    18625 SH       SOLE                     3000             15625
General Electric               COM              369604103     2581   101231 SH       SOLE                    12550             88681
General Motors Cl. H           COM              370442832     1061    94725 SH       SOLE                    14525             80200
Hewlett-Packard                COM              428236103      170    10960 SH       SOLE                      900             10060
Home Depot                     COM              437076102     1069    43901 SH       SOLE                     4700             39201
Honeywell Int'l                COM              438516106     1505    70475 SH       SOLE                    10925             59550
Hospitality Properties Trust   COM              44106M102      892    29200 SH       SOLE                     2600             26600
IBM Corp.                      COM              459200101     2452    31268 SH       SOLE                     3900             27368
Intel Corp.                    COM              458140100      222    13660 SH       SOLE                     1000             12660
JDS Uniphase Corporation       COM              46612J101      111    39050 SH       SOLE                     6700             32350
Jefferson-Pilot Corp.          COM              475070108     2412    62674 SH       SOLE                     7950             54724
Johnson & Johnson              COM              478160104     1924    33250 SH       SOLE                     4200             29050
Kimberly-Clark Corp.           COM              494368103     2058    45275 SH       SOLE                     5525             39750
Liberty Media Corp - A         COM              530718105     1189   122223 SH       SOLE                    17112            105111
Marsh & McLennan Cos. Inc.     COM              571748102     1503    35266 SH       SOLE                     5000             30266
Merck & Co., Inc.              COM              589331107     2838    51814 SH       SOLE                     6900             44914
Microsoft Corp.                COM              594918104     3085   127417 SH       SOLE                    16100            111317
Motorola, Inc                  COM              620076109      274    33228 SH       SOLE                     3230             29998
NEXTEL Communications 'A'      COM              65332V103      268    20000 SH       SOLE                     3700             16300
Nokia Corp. ADR 'A'            COM              654902204      204    14560 SH       SOLE                     1600             12960
Oracle Corp.                   COM              68389X105      255    23500 SH       SOLE                      400             23100
Perrigo Co.                    COM              714290103      130    10950 SH       SOLE                     2000              8950
Pfizer, Inc.                   COM              717081103     1906    61166 SH       SOLE                     4300             56866
Pitney Bowes                   COM              724479100      587    18375 SH       SOLE                                      18375
Popular Inc.                   COM              733174106      887    26090 SH       SOLE                    11840             14250
Raytheon Company               COM              755111507      496    17500 SH       SOLE                     1200             16300
Royal Dutch Petroleum Co.      COM              780257804     1852    45450 SH       SOLE                     6600             38850
Sara Lee Corp.                 COM              803111103     2367   126600 SH       SOLE                    16800            109800
Schering-Plough                COM              806605101      312    17500 SH       SOLE                      300             17200
Solectron Corp.                COM              834182107      182    60200 SH       SOLE                    10550             49650
Stryker Corp.                  COM              863667101      275     4000 SH       SOLE                                       4000
Sun Microsystems Inc.          COM              866810104      124    38120 SH       SOLE                     2700             35420
Synopsys, Inc.                 COM              871607107      500    11750 SH       SOLE                      700             11050
Teva Pharm. Indus. ADR         COM              881624209      991    23800 SH       SOLE                     4250             19550
Walt Disney Co.                COM              254687106      397    23350 SH       SOLE                      600             22750
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